Equity - Issued Capital	6 Months Ended
Jun. 30, 2023
Equity Issued Capital [abstract]
Equity - issued capital

Note 7. Equity - issued capital

Consolidated
	June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022	June 30, 2023
	Shares	Shares	AUD$	AUD$	$
	Unaudited	Audited	Unaudited	Audited	Unaudited
Ordinary shares - fully paid	1,326,676,693	1,331,279,665	41,651,795	41,636,762	27,602,250

Movements in spare share capital

Details	Date	Shares	Issue price	AUD$	$
Balance	January 1, 2023	1,331,279,665		41,636,762	27,592,288
Expiry of options		-		45,735	30,308
Cancelation of shares through small parcel buy back	April 27, 2023	(4,602,972)	$0.00	(30,702)	(20,346)
Balance	June 30, 2023	1,326,676,693		41,651,795	27,602,250

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Employee Incentive Options

On May 31, 2023, the Company issued 210,000,000 unlisted options to directors of the Company following receipt of shareholder approval at the Company’s 2023 Annual General Meeting of shareholders. The options have an exercise price of AUD$0.008 ($0.005) and expire on May 27, 2033. One-third (33.33%) of the total number of options vested at the end of the first year from grant date while two-thirds (66.67%) vested equally at the end of each quarter during the second an thirds years after the grant date. The fair value of the options was AUD$0.0078 ($0.005). The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – AUD$0.009 ($0.006); exercise price – AUD$0.008 ($0.005); expected life - 10 years; annualized volatility – 87.9%; dividend yield - 0%; risk free rate – 3.55%.

For the half-year ended June 30, 2023, the Company recognized share based payments related with May 31, 2023 grant in total of AUD$91,850 ($60,868).